DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits Prepayments And Other Receivables Net
Prepaid consideration		$ 6,100,000
Allowance for expected credit losses	$ 1,749,619		$ 67,000